Business Segment Information: Schedule of Segment Reporting Information, by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues
Life and health premiums, net	$ 0	$ (21)	$ (1,175)
Contract charges	0	0	18
Net investment income	517	376	366
Debt Securities, Net realized investment gains	0	0	117
Other Income	3,996	3,415	5,336
Total revenues	4,513	3,770	4,662
Life and health premiums, net	0	(21)	(1,175)
Contract charges	0	0	18
Net investment income	517	376	366
Debt Securities, Net realized investment gains	0	0	117
Other Income	3,996	3,415	5,336
Total revenues	4,513	3,770	4,662
Benefits and expenses
Life and health insurance claims and benefits, net	2	(1)	(1,204)
Interest credited to policyholder account balances	0	0	4
Operating and other expenses	1,709	1,049	1,633
Total benefits and expenses	1,711	1,048	433
Income (loss) before income taxes	2,802	2,722	4,229
Income tax expense (benefit)	723	887	1,449
Net Income (Loss)	2,079	1,835	2,780
Change in unrealized gains, net of tax expense	334	(98)	(447)
Other Comprehensive Income (Loss)	334	(98)	(447)
Total Comprehensive Income (Loss)	2,413	1,737	2,333
Reinsurance recoverable from affiliate	23,973	23,687	24,628
Assets on deposit	2,453,033	1,619,113	947,595
Claim and policy benefit reserves - life and health	23,052	21,506	21,537
Policyholder account balances	2,456,634	1,622,448	951,068
Life and Health
Revenues
Life and health premiums, net	0	(21)	(1,175)
Contract charges	0	0	18
Net investment income	517	376	366
Debt Securities, Net realized investment gains	0	0	117
Other Income	3,996	3,415	5,336
Total revenues	4,513	3,770	4,662
Life and health premiums, net	0	(21)	(1,175)
Contract charges	0	0	18
Net investment income	517	376	366
Debt Securities, Net realized investment gains	0	0	117
Other Income	3,996	3,415	5,336
Total revenues	4,513	3,770	4,662
Benefits and expenses
Life and health insurance claims and benefits, net	2	(1)	(1,204)
Interest credited to policyholder account balances	0	0	4
Operating and other expenses	1,596	1,033	1,633
Total benefits and expenses	1,598	1,032	433
Income (loss) before income taxes	2,915	2,738	4,229
Income tax expense (benefit)	763	892	1,449
Net Income (Loss)	2,152	1,846	2,780
Change in unrealized gains, net of tax expense	334	(98)	(447)
Other Comprehensive Income (Loss)	334	(98)	(447)
Total Comprehensive Income (Loss)	2,486	1,748	2,333
Reinsurance recoverable from affiliate	23,973	23,687	24,628
Assets on deposit	0	0	0
Claim and policy benefit reserves - life and health	20,688	20,344	21,077
Policyholder account balances	3,601	3,335	3,473
Annuities
Revenues
Life and health premiums, net	0	0	0
Contract charges	0	0	0
Net investment income	0	0	0
Debt Securities, Net realized investment gains	0	0	0
Other Income	0	0	0
Total revenues	0	0	0
Life and health premiums, net	0	0	0
Contract charges	0	0	0
Net investment income	0	0	0
Debt Securities, Net realized investment gains	0	0	0
Other Income	0	0	0
Total revenues	0	0	0
Benefits and expenses
Life and health insurance claims and benefits, net	0	0	0
Interest credited to policyholder account balances	0	0	0
Operating and other expenses	113	16	0
Total benefits and expenses	113	16	0
Income (loss) before income taxes	(113)	(16)	0
Income tax expense (benefit)	(40)	(5)	0
Net Income (Loss)	(73)	(11)	0
Change in unrealized gains, net of tax expense	0	0	0
Other Comprehensive Income (Loss)	0	0	0
Total Comprehensive Income (Loss)	(73)	(11)	0
Reinsurance recoverable from affiliate	0	0	0
Assets on deposit	2,453,033	1,619,113	947,595
Claim and policy benefit reserves - life and health	2,364	1,162	460
Policyholder account balances	$ 2,453,033	$ 1,619,113	$ 947,595